COMMITMENTS AND CONTINGENCIES (Details Narrative)												1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Apr. 20, 2023 $ / shares shares	Apr. 20, 2023 $ / shares shares	Oct. 17, 2022 shares	Jul. 28, 2022 USD ($)	Jul. 11, 2022 $ / shares shares	Jul. 11, 2022 USD ($) $ / shares	Jul. 11, 2022 $ / shares shares	May 01, 2022 USD ($)	Apr. 28, 2022 $ / shares shares	Jan. 28, 2022 USD ($)	Sep. 14, 2021 $ / shares shares	Dec. 31, 2022 shares	Oct. 31, 2021 USD ($) shares	Apr. 30, 2023 USD ($) a $ / shares shares	Apr. 30, 2022 shares	Oct. 31, 2022 USD ($) a shares	Mar. 31, 2023 a	Feb. 28, 2023 a	Aug. 01, 2022	Sep. 30, 2021 $ / shares
Loss Contingencies [Line Items]
Legal Fees													$ 7,514			$ 409,191
Number of shares issued | shares											4,900,000
Share Price | $ / shares											$ 0.70
2022 Equity Incentive Plan [Member]
Loss Contingencies [Line Items]
Number of shares issued | shares			4,000,000
Common Stock [Member]
Loss Contingencies [Line Items]
Number of shares issued | shares	100,000	12,500			60,000				4,500,000			400,000	632,800	400,000	10,000	10,000
Debt instrument, term	5 years
Debt instrument, effective date	Apr. 17, 2028
Share Price | $ / shares	$ 3.30	$ 3.30							$ 0.29
IPO [Member]
Loss Contingencies [Line Items]
Commitment value														$ 1,125,000		$ 1,125,000
Share Price | $ / shares														$ 3.00
Trio LLC [Member]
Loss Contingencies [Line Items]
Number of shares issued | shares											4,900,000
Share Price | $ / shares											$ 0.70
Consulting fee								$ 35,000
Accrued interest expense														$ 420,000
Investors [Member]
Loss Contingencies [Line Items]
Notes payable consideration										$ 4,500,000
Debt instrument, principal amount										$ 4,500,000
Issued warrants to purchase, rate										50.00%
Debt Instrument, Interest Rate, Effective Percentage										8.00%
Share Price | $ / shares																				$ 1.00
Investors [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																			15.00%
Investors [Member] | IPO [Member]
Loss Contingencies [Line Items]
Debt instrument, principal amount										$ 4,500,000
Debt Conversion, Description										i) the IPO price multiplied by the discount of 50% or ii) the opening price of the shares of common stock on the trading day following the date of the IPO multiplied by the discount of 50%
Commitment value										$ 9,000,000
Prepayment amount percentage										125.00%
Number of shares issued, value										$ 1,125,000
Notes principal balance, rate										25.00%
Cash payment percentage										50.00%
Debt instrument, term										3 years
Investors [Member] | IPO [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Warrants										$ 2,250,000
Investors [Member] | IPO [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Debt Conversion, Description										i) the IPO price multiplied by the discount of 50% or ii) the opening price of the common stock on the trading day following the date of the IPO multiplied by the discount of 50%
Warrants										$ 4,500,000
Investors [Member] | Gencap [Member]
Loss Contingencies [Line Items]
Notes payable consideration										4,500,000
Debt instrument, principal amount										$ 4,500,000
Issued warrants to purchase, rate										50.00%
Debt Instrument, Interest Rate, Effective Percentage										8.00%									15.00%
Investors [Member] | Gencap [Member] | IPO [Member]
Loss Contingencies [Line Items]
Debt Conversion, Description										i) the IPO price multiplied by the discount of 50% or ii) the opening price of the shares of common stock on the trading day following the date of the IPO multiplied by the discount of 50%.
Commitment value										$ 9,000,000
Prepayment amount percentage										125.00%
Number of shares issued, value										$ 1,125,000
Notes principal balance, rate										25.00%
Warrant exercisable, rate										0.50
Cash payment percentage										50.00%
Director [Member]
Loss Contingencies [Line Items]
Annual retainer, additional						$ 50,000
Number of shares issued | shares							300,000
Share Price | $ / shares					$ 0.29	$ 0.29	$ 0.29
Board Committee [Member]
Loss Contingencies [Line Items]
Annual retainer, additional						$ 10,000
Advisors [Member]
Loss Contingencies [Line Items]
Non refundable payment				$ 25,000
Agreement with advisors description				cash fee or an underwriter discount of 7.5% of the aggregate proceeds raised in the IPO, warrants to purchase a number of common shares equal to 5% of the aggregate number of common shares placed in the IPO, an expense allowance of up to $150,000 for fees and expenses of legal counsel and other out-of-pocket expenses and 1% of the gross proceeds of the IPO to Spartan for non-accountable expenses. The agreement also provides for an option to Spartan that is exercisable within 45 days after the closing of the IPO to purchase up to an additional 15% of the total number of securities offered by the Company in the IPO.
Legal Fees				$ 150,000
IPO [Member] | Common Stock [Member]
Loss Contingencies [Line Items]
Public offering price, rate		110.00%
First Aforementioned [Member] | Unproved Property Lease [Member]
Loss Contingencies [Line Items]
Area of land | a														8,417		8,417
Percentage for unproved property leases																98.00%
Non refundable payment																$ 252,512
Second Aforementioned [Member] | Unproved Property Lease [Member]
Loss Contingencies [Line Items]
Area of land | a														160		160
Percentage for unproved property leases																2.00%
Delay rental payments | a														30		30
First Group [Member] | Unproved Property Lease [Member]
Loss Contingencies [Line Items]
Area of land | a																	360	360
Delay rental payments | a																	25
Lease, term																		20 years
Second Group [Member] | Unproved Property Lease [Member]
Loss Contingencies [Line Items]
Area of land | a																	307.75	307.75
Lease, term																	20 years	20 years